AMOUNTS DUE FROM RELATED COMPANIES	12 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
AMOUNTS DUE FROM RELATED COMPANIES

NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Jinong High-Tech Agriculture Model Park, Inc.	123	118
Total	123	118

 The entity referred to above is indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided short-term financing to such a party .